Recently Adopted Accounting Pronouncements	12 Months Ended
Dec. 31, 2023
Accounting Standards Update and Change in Accounting Principle [Abstract]
Recently adopted accounting pronouncements
3.
Recently adopted accounting pronouncements

ASC 326 “Financial Instruments—Credit Losses”

The standard requires a financial asset (including trade receivables) measured at amortized cost basis to be presented at the net amount expected to be collected. Thus, the statement of operations will reflect the measurement of credit losses for newly recognized financial assets as well as the expected increases or decreases of expected credit losses that have taken place during the period. This standard is effective for the calendar year ending December 31, 2023. The Company adopted the standard on January 1, 2023. The adoption of the standard did not have a material impact on the combined carve-out consolidated financial statements.

ASU No. 2020-06 “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06)”

In August 2020, the FASB issued ASU No. 2020-06. This ASU simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument and more convertible preferred share as a single equity instrument with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for it. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments.

Our adoption of ASU 2020-06 was performed retrospectively within these consolidated financial statements in the year prior to those years presented. Had we adopted ASU 2020-06 on January 1, 2021 under the modified retrospective method, such adoption would had not have had a material impact on our carve-out consolidated financial statements.

A number of amended standards became applicable for the current reporting period. The Company did not have to change its accounting policies or make retrospective adjustments as a result of adopting these amended standards.